Consolidated Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 20.5%
Communication Services 1.0%
AT&T, Inc., 0.9%, 3/25/2024	6,000,000	5,808,127
Baidu, Inc., 2.875%, 7/6/2022	2,000,000	1,999,631
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	3,111,033
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	1,000,000	1,022,510
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	416,916
Meituan, 144A, 2.125%, 10/28/2025	720,000	639,763
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,199,924
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,021,111
Tencent Holdings Ltd., 144A, 3.28%, 4/11/2024	6,000,000	5,965,473
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	916,121
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	211,755
		24,312,364
Consumer Discretionary 2.4%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,857,872
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,708,052
Daimler Finance North America LLC:
144A, 1.75%, 3/10/2023	5,000,000	4,975,764
144A, 3.35%, 2/22/2023	3,000,000	3,027,775
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,329,325
General Motors Financial Co., Inc., 3-month USD-LIBOR + 0.99%, 1.199% (a), 1/5/2023	7,000,000	6,986,208
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,702,748
144A, 1.25%, 9/18/2023	4,685,000	4,557,527
144A, 2.375%, 2/10/2023	2,090,000	2,083,182
Hyundai Capital Services, Inc., 144A, 3.75%, 3/5/2023	2,000,000	2,022,499
Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,079,239
144A, 3.0%, 4/25/2023	4,000,000	4,012,041
Magallanes, Inc., 144A, 3.428%, 3/15/2024	1,730,000	1,739,484
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	320,075
Nissan Motor Acceptance Co LLC, 144A, 2.6%, 9/28/2022	4,000,000	3,999,506
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	467,000	474,589
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,380,910
Volkswagen Group of America Finance LLC:
144A, 0.75%, 11/23/2022	5,000,000	4,956,749
144A, 2.7%, 9/26/2022	4,160,000	4,176,860
		57,390,405
Consumer Staples 0.3%
GSK Consumer Healthcare Capital UK PLC, 144A, 3.125%, 3/24/2025	4,000,000	3,987,554
JBS Finance Luxembourg Sarl, 144A, 2.5%, 1/15/2027	960,000	891,610
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,740,000	1,632,656
Mondelez International, Inc., 2.125%, 3/17/2024	1,360,000	1,350,004
		7,861,824

Energy 1.9%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,164,240
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	1,830,000	1,846,470
Canadian Natural Resources Ltd., 3.8%, 4/15/2024	750,000	760,541
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,021,845
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	2,051,000
Energy Transfer LP:
3.6%, 2/1/2023	5,920,000	5,954,112
4.25%, 3/15/2023	1,170,000	1,182,743
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,555,743
MPLX LP:
3.5%, 12/1/2022	605,000	609,816
4.875%, 12/1/2024	2,000,000	2,071,323
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	2,010,295
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	2,000,000	2,025,087
144A, 4.875%, 5/3/2022	1,000,000	1,000,266
Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	1,000,250
4.625%, 9/21/2023	1,000,000	1,011,220
4.875%, 1/18/2024	1,000,000	1,011,160
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,007,330
Phillips 66, 0.9%, 2/15/2024	2,020,000	1,954,757
Plains All American Pipeline LP, 3.85%, 10/15/2023	4,000,000	4,033,960
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,166,808
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	866,212
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,419,654
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026	1,180,000	1,129,118
Western Midstream Operating LP, 1.844% (a), 1/13/2023	2,000,000	1,980,000
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,259,930
		46,093,880
Financials 8.7%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	1,951,649
4.875%, 1/16/2024	2,350,000	2,381,747
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,362,032
144A, 5.25%, 8/11/2025	2,000,000	2,037,451
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,282,750
Ally Financial Inc., 1.45%, 10/2/2023	2,500,000	2,441,292
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	8,042,648
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,320,830
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,704,501
Banco de Credito del Peru S.A.:
REG S, 2.7%, 1/11/2025	1,000,000	973,400
144A, 4.25%, 4/1/2023	1,000,000	1,014,900
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, REG S, 4.125%, 11/9/2022	1,000,000	1,006,760
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,633,079
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	998,065
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,019,261
Barclays PLC, 1.007%, 12/10/2024	5,000,000	4,800,349
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,038,467
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,476,645

BPCE SA:
144A, 2.375%, 1/14/2025	300,000	288,993
144A, 3.0%, 5/22/2022	1,500,000	1,502,930
144A, 5.7%, 10/22/2023	1,645,000	1,701,612
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 0.612% (a), 6/22/2023	3,900,000	3,886,623
0.95%, 6/23/2023	4,800,000	4,710,314
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	3,078,366
Citigroup, Inc., 4.4%, 6/10/2025	5,000,000	5,143,488
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	2,000,000	2,022,166
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025 (b)	2,050,000	2,048,380
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	962,767
Credit Agricole SA, 144A, 3.75%, 4/24/2023	5,000,000	5,066,308
Credit Suisse AG, 1.0%, 5/5/2023	4,000,000	3,939,374
Discover Bank, 3.35%, 2/6/2023	3,085,000	3,114,660
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,038,000	3,078,822
Goldman Sachs Group, Inc.:
0.925%, 10/21/2024	3,780,000	3,663,963
1.217%, 12/6/2023	6,000,000	5,854,966
HSBC Holdings PLC:
3.6%, 5/25/2023	5,000,000	5,055,520
4.25%, 3/14/2024	5,600,000	5,681,861
ING Groep NV, 3.55%, 4/9/2024	3,950,000	3,998,960
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,860,058
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,461,630
JPMorgan Chase & Co., SOFR + 0.58%, 0.851% (a), 6/23/2025	6,000,000	5,940,060
Kookmin Bank, 144A, 1.75%, 5/4/2025	805,000	773,380
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	718,125
Lloyds Banking Group PLC, 1.326%, 6/15/2023	3,500,000	3,491,271
Macquarie Group Ltd., 144A, SOFR + 0.92%, 1.2% (a), 9/23/2027	6,000,000	5,910,795
Metropolitan Life Global Funding I, 144A, 1.95%, 1/13/2023	5,000,000	5,000,617
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,016,162
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,258,078
Morgan Stanley:
0.731%, 4/5/2024	5,000,000	4,896,937
0.791%, 1/22/2025	6,000,000	5,759,804
National Bank of Canada, 2.1%, 2/1/2023	5,000,000	4,998,865
Nationwide Building Society, 144A, 3.622%, 4/26/2023	2,460,000	2,460,440
NatWest Markets PLC:
144A, 0.8%, 8/12/2024	1,000,000	941,366
144A, SOFR + 1.662%, 1.932% (a), 9/29/2022	3,000,000	3,009,728
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,426,977
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,467,416
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,439,611
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	987,500
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,187,039
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,584,012
Standard Chartered PLC:
144A, 1.319%, 10/14/2023	2,500,000	2,476,446
144A, 1.822%, 11/23/2025	1,010,000	959,530
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 0.703% (a), 9/16/2024	2,240,000	2,230,099
Synchrony Bank, 3.0%, 6/15/2022	4,310,000	4,317,328
Synchrony Financial, 4.25%, 8/15/2024	1,000,000	1,013,951
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	999,800
UBS AG:
144A, 0.375%, 6/1/2023	3,000,000	2,938,039
144A, SOFR + 0.32%, 0.544% (a), 6/1/2023	7,000,000	6,976,922
		211,787,885

Health Care 0.5%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	1,010,310
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,589,534
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	379,246
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,526,746
		11,505,836
Industrials 0.8%
Boeing Co., 1.95%, 2/1/2024	2,000,000	1,955,394
Bombardier, Inc., 144A, 7.125%, 6/15/2026	2,000,000	1,960,000
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	520,000	523,021
Global Payments, Inc., 1.5%, 11/15/2024	4,290,000	4,101,406
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,148,000
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,243,892
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	3,155,000	2,895,691
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,114,230
Southwest Airlines Co., 4.75%, 5/4/2023	2,305,000	2,352,994
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	143,391
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,000,000	1,967,800
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	390,120
		20,795,939
Information Technology 1.3%
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,143,300
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,040,954
Microchip Technology, Inc.:
0.972%, 2/15/2024	4,000,000	3,833,602
144A, 0.983%, 9/1/2024	1,570,000	1,486,430
2.67%, 9/1/2023	1,250,000	1,245,813
4.25%, 9/1/2025	170,000	172,029
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,053,589
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,384,675
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	1,978,800
VMware, Inc., 1.0%, 8/15/2024	4,270,000	4,071,269
Workday, Inc., 3.5%, 4/1/2027 (b)	1,430,000	1,429,628
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,012,388
		32,852,477
Materials 1.0%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	992,981
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	1,010,000	1,012,596
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	995,763
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	299,000	298,480
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,295,007
144A, 4.125%, 3/12/2024	4,640,000	4,702,686
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,528,500
REG S, 4.75%, 5/15/2025	500,000	509,500
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,816,007
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,493,674
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,526,980
Nucor Corp., 2.0%, 6/1/2025	635,000	614,670
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	2,027,720
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,218,263
		24,032,827

Real Estate 0.4%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	690,000	643,279
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	442,687
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	330,000	332,475
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	1,225,288
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	228,000
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	954,870
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	1,028,010
REG S, (REIT), 5.25%, 12/15/2024	1,000,000	1,028,010
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,808,461
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	137,935
		8,829,015
Utilities 2.2%
Alexander Funding Trust, 144A, 1.841%, 11/15/2023	2,200,000	2,132,417
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,255,000	2,184,784
CenterPoint Energy, Inc., SOFR + 0.65%, 0.837% (a), 5/13/2024	3,270,000	3,244,535
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,152,492
Duke Energy Corp., SOFR + 0.25%, 0.501% (a), 6/10/2023	4,720,000	4,705,850
Edison International, 3.125%, 11/15/2022	2,000,000	2,010,318
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	900,464
144A, 2.625%, 6/19/2022	4,740,000	4,741,659
NextEra Energy Capital Holdings Inc., 0.65%, 3/1/2023	5,000,000	4,928,171
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,345,953
Pacific Gas and Electric Co.:
1.7%, 11/15/2023	1,620,000	1,579,083
1.75%, 6/16/2022	9,000,000	8,989,780
Southern California Edison Co.:
SOFR + 0.35%, 0.605% (a), 6/13/2022	6,210,000	6,208,615
0.7%, 8/1/2023	3,850,000	3,750,082
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,500,315
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	3,000,000	2,971,564
		54,346,082
Total Corporate Bonds (Cost $508,275,612)		499,808,534

Asset-Backed 5.3%
Automobile Receivables 2.3%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,073,553
“C”, Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,770,682
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2017-2A, 144A, 3.33%, 3/20/2024	720,000	721,376
Canadian Pacer Auto Receivables Trust, “B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,501,336
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	731,782
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,668,000	1,604,561
“D”, Series 2017-D, 144A, 3.73%, 9/15/2023	182,583	182,749
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	1,660,000	1,696,077
“E”, Series 2018-B, 144A, 5.61%, 12/16/2024	3,500,000	3,542,765
“E”, Series 2019-A, 144A, 5.81%, 3/16/2026	2,705,000	2,778,914
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,545,846
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,580,014

Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	665,118
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	738,127
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,091,035
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,221,429
“B”, Series 2020-2, 144A, 2.61%, 4/15/2026	3,348,000	3,355,945
“C”, Series 2019-3, 144A, 2.74%, 10/15/2025	3,000,000	3,006,038
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	165,000	164,894
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	504,733
Foursight Capital Automobile Receivables Trust, “B”, Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,250,438
GMF Floorplan Owner Revolving Trust:
“C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	678,158
“A”, Series 2019-1, 144A, 2.7%, 4/15/2024	510,000	510,286
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	947,283
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	2,500,000	2,354,101
“C”, Series 2022-3A, 4.35%, 3/25/2025	500,000	500,488
JPMorgan Chase Bank NA:
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	1,855,768	1,801,931
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	454,474	440,791
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	787,719	773,536
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	368,696	361,594
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	560,508	553,921
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	645,219	633,249
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	417,176	409,956
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	934,498	928,683
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	428,150	428,010
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	861,320	845,966
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	581,391	571,486
Santander Consumer Auto Receivables Trust:
“B”, Series 2021-CA, 144A, 1.44%, 4/17/2028	310,668	309,734
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	272,678	271,171
“B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	999,076
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,181,438
“C”, Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,744,446
“C”, Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,173,419
Skopos Auto Receivables Trust, “C”, Series 2019-1A, 144A, 3.63%, 9/16/2024	795,400	798,770
Tesla Auto Lease Trust, “C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	992,602
World Omni Select Auto Trust, “C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,493,462
		56,430,969
Credit Card Receivables 0.6%
Brex, Inc., “A”, Series 2022-1, 4.63%, 7/15/2025	2,000,000	1,996,962
Continental Finance Credit Card ABS Master Trust, “A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,875,459
Evergreen Credit Card Trust, “C”, Series 2019-2, 144A, 2.62%, 9/15/2024	1,000,000	1,003,285
Genesis Sales Finance Master Trust:
“A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,674,554
“A”, Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	494,556
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	845,824
Mercury Financial Credit Card Master Trust:
“A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,396,318
“A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,412,172
		14,699,130

Miscellaneous 2.4%
Babson CLO Ltd., “BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.654% (a), 1/20/2031	2,000,000	1,975,842
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 3-month USD-LIBOR + 1.35%, 1.604% (a), 10/20/2030	4,000,000	3,943,988
CF Hippolyta LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,816,356	2,590,949
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,835,431	3,617,188
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,437,500	2,442,217
Dell Equipment Finance Trust, “C”, Series 2019-2, 144A, 2.18%, 10/22/2024	1,750,000	1,751,806
Domino's Pizza Master Issuer LLC, “A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	3,870,000	3,888,228
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	432,124	422,363
HPEFS Equipment Trust:
“C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,890,000	1,880,998
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	914,561	916,294
Madison Park Funding XXIX Ltd., “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.45%, 1.691% (a), 10/18/2030	2,500,000	2,494,730
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 1.499% (a), 7/29/2030	3,646,000	3,633,341
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	390,251	368,196
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	260,370	251,355
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	706,135	683,542
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	260,370	254,387
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	904,490	892,934
Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.641% (a), 1/15/2030	5,250,000	5,207,312
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.648% (a), 10/19/2031	3,000,000	2,983,380
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,061,363
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,808,997	1,738,244
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	651,364	633,991
Progress Residential Trust, “E”, Series 2020-SFR2, 5.115%, 6/17/2037	500,000	499,091
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	560,787	545,270
Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,238,812
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 3-month USD-LIBOR + 1.35%, 1.591% (a), 1/15/2031	10,000,000	9,900,640
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.261% (a), 4/17/2030	2,981,211	2,965,843
		58,782,304
Total Asset-Backed (Cost $132,156,983)		129,912,403

Commercial Mortgage-Backed Securities 3.6%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.827% (a), 6/15/2035	6,000,000	5,879,260
BAMLL Commercial Mortgage Securities Trust:
“A”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.85%, 1.247% (a), 9/15/2034	950,000	938,048
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.547% (a), 9/15/2034	9,200,000	9,038,046
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.747% (a), 9/15/2034	130,000	127,058
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.737% (a), 10/15/2034	1,500,000	1,485,852

BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 1.547% (a), 9/15/2038	506,000	494,595
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 2.097% (a), 9/15/2038	340,000	332,338
“C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.947% (a), 2/15/2029	1,431,100	1,422,782
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.697% (a), 4/15/2034	6,500,000	6,394,542
“D”, Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 2.097% (a), 10/15/2037	1,579,062	1,539,413
BX Trust, “D”, Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 2.292% (a), 10/15/2036	1,725,000	1,686,016
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 1.247% (a), 11/15/2034	730,000	719,412
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.497% (a), 11/15/2034	6,210,000	6,092,421
CHT Mortgage Trust, “A”, Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.327% (a), 11/15/2036	1,800,000	1,793,239
Citigroup Commercial Mortgage Trust:
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,503,459
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	500,714
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,596,091
COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,192,233
“AM”, Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,504,774
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,217,264
Credit Suisse Mortgage Trust:
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.397% (a), 10/15/2037	2,756,000	2,747,355
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.397% (a), 12/15/2035	1,500,000	1,493,764
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	963,000
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	975,386
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K058, Interest Only , 0.92% (a), 8/25/2026	22,940,069	786,521
“X1”, Series K722, Interest Only , 1.32% (a), 3/25/2023	11,376,611	91,875
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 1.317% (a), 12/15/2034	3,500,000	3,455,955
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.747% (a), 11/15/2036	4,557,512	4,483,593
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.347% (a), 6/15/2034	5,632,899	5,579,261
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.65%, 2.047% (a), 1/15/2033	2,200,000	2,189,478
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	980,384
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.947% (a), 12/15/2037	468,750	456,410
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.597% (a), 7/15/2035	2,353,200	2,317,700
MTRO Commercial Mortgage Trust, “D”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 2.197% (a), 12/15/2033	2,500,000	2,424,209
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.79% (a), 11/15/2032	2,000,000	1,992,053
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.647% (a), 1/15/2036	2,378,000	2,342,285
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 2.397% (a), 7/15/2038	2,363,000	2,284,943
STWD Mortgage Trust, “B”, Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 2.053% (a), 11/15/2036	500,000	492,403

UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only , 1.531% (a), 6/15/2050	28,757,783	1,792,349
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	326,414	324,897
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	153,307	154,483
Total Commercial Mortgage-Backed Securities (Cost $89,130,722)		88,785,861

Collateralized Mortgage Obligations 1.1%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,688,183	1,625,111
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	409,530	400,982
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	340,800	339,002
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	778,681	714,634
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	2,303,811	2,131,969
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,647,731	1,533,617
Connecticut Avenue Securities Trust, “1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 1.749% (a), 12/25/2041	500,000	473,282
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,886,686	2,635,624
Federal National Mortgage Association, “FB”, Series 1996-44, 1-month USD-LIBOR + 0.8%, 0.987% (a), 9/25/2023	3,349	3,349
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 1.899% (a), 11/25/2041	1,200,000	1,141,317
FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	878,442	867,470
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	574,726	572,973
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	919,350	871,113
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	178,248	174,366
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,733,362	1,630,548
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,813,439	1,675,286
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 2.707% (a), 10/25/2057	1,773,012	1,781,614
JPMorgan Mortgage Trust, “A5”, Series 2020-LTV2, 3.0%, 11/25/2050	1,554,920	1,550,413
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	421,736	408,080
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	606,135	572,832
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	630,248	616,773
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 4.5%, 3/25/2062 (c)	2,500,000	2,497,678
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	645,088	622,412
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	1,289,185	1,260,744
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	197,311	194,408
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	93,852	93,145
Total Collateralized Mortgage Obligations (Cost $27,599,828)		26,388,742

Government & Agency Obligations 43.2%
Other Government Related (d) 0.4%
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,001,476
4.375%, 6/15/2022	2,000,000	2,007,661
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	3,000,000	2,498,230
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	504,299
Vnesheconombank, 144A, 6.025%, 7/5/2022	1,500,000	75,000
		9,086,666

Sovereign Bonds 0.3%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,884,729
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,001,840
Paraguay Government International Bond, 144A, 4.625%, 1/25/2023	1,000,000	1,010,000
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,075,000
		5,971,569
U.S. Treasury Obligations 42.5%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 0.591% (a), 1/31/2024 (e)	70,000,000	70,073,561
3-month U.S. Treasury Bill Money Market Yield + 0.029%, 0.635% (a), 7/31/2023 (e)	70,000,000	70,101,067
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 0.64% (a), 4/30/2023 (e)	45,000,000	45,058,957
3-month U.S. Treasury Bill Money Market Yield + 0.035%, 0.641% (a), 10/31/2023 (e)	85,000,000	85,153,138
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 0.655% (a), 1/31/2023 (e)	30,000,000	30,036,046
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2022	34,672,500	34,805,230
0.375%, 7/15/2023	36,233,400	38,032,332
U.S. Treasury Notes:
0.125%, 4/30/2022	10,000,000	9,998,677
0.125%, 11/30/2022	50,000,000	49,603,515
0.125%, 12/31/2022	25,000,000	24,757,813
0.125%, 2/28/2023	50,000,000	49,328,125
0.125%, 9/15/2023	25,000,000	24,290,039
0.125%, 10/15/2023	30,000,000	29,075,391
0.5%, 3/15/2023	40,000,000	39,562,500
0.5%, 3/31/2025	25,000,000	23,551,758
1.625%, 8/31/2022	50,000,000	50,136,719
1.625%, 4/30/2023	30,000,000	29,946,094
1.75%, 6/15/2022	50,000,000	50,125,000
1.875%, 9/30/2022	50,000,000	50,201,172
1.875%, 10/31/2022	50,000,000	50,191,406
2.125%, 5/15/2022	50,000,000	50,109,497
2.125%, 3/31/2024	50,000,000	49,791,015
2.75%, 4/30/2023	50,000,000	50,507,812
2.75%, 5/31/2023	30,000,000	30,290,625
		1,034,727,489
Total Government & Agency Obligations (Cost $1,056,983,675)		1,049,785,724

Short-Term U.S. Treasury Obligations 8.5%
U.S. Treasury Bills:
0.058% (f), 5/19/2022	640,000	639,787
0.058% (f), 5/19/2022 (g)	15,000,000	14,995,017
0.062% (f), 6/16/2022	640,000	639,439
0.067% (f), 5/19/2022	5,000,000	4,998,339
0.222% (f), 5/19/2022 (g)	10,000,000	9,996,678
0.573% (f), 7/7/2022	75,000,000	74,883,792
0.595% (f), 8/4/2022	50,000,000	49,861,516
0.62% (f), 8/11/2022	50,000,000	49,847,834
Total Short-Term U.S. Treasury Obligations (Cost $205,942,834)		205,862,402
	Shares	Value ($)

Exchange-Traded Funds 0.5%
SPDR Bloomberg Short Term High Yield Bond ETF (h) (Cost $12,123,007)	450,000	11,808,000

	Contracts/ Notional Amount	Value ($)

Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Corn Futures, Expiration Date 11/25/2022, Strike Price $700.00 (Cost $2,653,195)	1,000 5,000,000	3,387,500
	Shares	Value ($)

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (i) (j) (Cost $8,930,470)	8,930,470	8,930,470

Cash Equivalents 17.2%
DWS Central Cash Management Government Fund, 0.28% (i)	361,605,238	361,605,238
DWS ESG Liquidity Fund "Capital Shares", 0.38% (i)	56,980,355	56,934,774
Total Cash Equivalents (Cost $418,580,529)		418,540,012

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,462,376,855)	100.4	2,443,209,648
Other Assets and Liabilities, Net	(0.4)	(10,418,576)
Net Assets	100.0	2,432,791,072
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 6/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (k)
252,709	—	246,592	3,045	(9,162)	6,249	—	—	—
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (i) (j)
7,384,467	1,546,003 (l)	—	—	—	7,492	—	8,930,470	8,930,470
Cash Equivalents 17.2%
DWS Central Cash Management Government Fund, 0.28% (i)
166,221,762	3,673,050,685	3,477,667,209	—	—	84,963	—	361,605,238	361,605,238
DWS ESG Liquidity Fund "Capital Shares", 0.38% (i)
31,932,785	25,041,859	—	—	(39,870)	42,361	—	56,980,355	56,934,774
205,791,723	3,699,638,547	3,477,913,801	3,045	(49,032)	141,065	—	427,516,063	427,470,482
(a)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	When-issued security.
(c)	Investment was valued using significant unobservable inputs.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2022, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $8,731,937, which is 0.4% of net assets.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Affiliated fund managed by DBX Advisors LLC.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
UFJ: United Financial of Japan
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At March 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Primary Aluminium Futures	USD	12/18/2023	300	20,095,995	25,104,375	5,008,380
LME Primary Aluminium Futures	USD	12/19/2022	270	17,840,250	23,336,438	5,496,188
LME Primary Aluminium Futures	USD	6/13/2022	100	8,875,000	8,728,750	(146,250)
Natural Gas Futures	USD	5/26/2023	250	8,530,830	9,842,500	1,311,670
Natural Gas Futures	USD	3/29/2023	353	12,922,336	14,229,430	1,307,094
Natural Gas Futures	USD	4/26/2023	250	8,325,542	9,760,000	1,434,458
Total net unrealized appreciation						14,411,540
At March 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	12/19/2022	570	39,038,831	49,265,813	(10,226,982)
Natural Gas Futures	USD	4/27/2022	603	30,587,345	34,021,260	(3,433,915)
Natural Gas Futures	USD	5/26/2022	250	11,474,170	14,252,500	(2,778,330)
Total unrealized depreciation						(16,439,227)
At March 31, 2022, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Depreciation ($)
Call Options
Corn Futures	1,000	11/25/2022	800.0	5,000,000	1,571,805	(2,050,000)	(478,195)
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2022, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BACXISUS Excess Return Index/BACXISUS	4/14/2022	Merrill Lynch International Ltd.	71,240,000	—	At Expiration	(78,696)
Barclays Commodity Strategy 1673 Excess Return Index/TRSTST25HP	4/14/2022	Barclays Bank PLC	7,465,000	(0.28%)	At Expiration	158,706
Barclays Commodity Strategy 1750/BXCS1750	4/14/2022	Barclays Bank PLC	19,645,116	—	At Expiration	289,842

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	4/14/2022	Barclays Bank PLC	11,612,000	—	At Expiration	211,579
Bloomberg Aluminum Subindex/BCOMAL	4/14/2022	UBS AG	8,000,000	(0.12%)	At Expiration	(138,412)
Bloomberg Aluminum Subindex/BCOMZS	4/14/2022	UBS AG	12,500,000	(0.12%)	At Expiration	115,575
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/14/2022	JPMorgan Chase Securities, Inc.	78,159,816	(0.11%)	At Expiration	(623,691)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/14/2022	Citigroup, Inc.	66,755,850	(0.11%)	At Expiration	774,835
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/14/2022	Merrill Lynch International Ltd.	30,000,000	(0.14%)	At Expiration	794,237
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/14/2022	JPMorgan Chase Securities, Inc.	76,921,779	(0.13%)	At Expiration	(356,128)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/14/2022	Macquarie Bank Ltd.	33,497,747	(0.17%)	At Expiration	(155,747)
Bloomberg Commodity Index/BCOM	4/14/2022	Canadian Imperial Bank of Commerce	76,328,807	(0.13%)	At Expiration	(1,201,290)
Bloomberg Commodity Index/BCOM	4/14/2022	BNP Paribas	127,215,058	(0.12%)	At Expiration	(2,001,529)
Bloomberg Commodity Index/BCOM	4/14/2022	Goldman Sachs & Co.	181,081,660	(0.10%)	At Expiration	(2,847,373)
Bloomberg Commodity Index/BCOM	4/14/2022	JPMorgan Chase Securities, Inc.	287,081,962	(0.09%)	At Expiration	(4,512,713)
Bloomberg Commodity Index/BCOM	4/14/2022	Morgan Stanley	89,050,654	(0.12%)	At Expiration	(1,401,145)
Bloomberg Commodity Index/BCOM	4/14/2022	Barclays Bank PLC	127,215,058	(0.11%)	At Expiration	(2,000,998)
Bloomberg Commodity Index/BCOM	4/14/2022	Macquarie Bank Ltd.	80,145,475	(0.12%)	At Expiration	(1,260,963)
Bloomberg Commodity Index/BCOM	4/14/2022	Credit Suisse	124,535,723	(0.11%)	At Expiration	678,578
Bloomberg Commodity Index/BCOM	4/14/2022	Citigroup, Inc.	269,146,816	(0.09%)	At Expiration	1,318,363
Bloomberg Commodity Index/BCOM	4/14/2022	JPMorgan Chase Securities, Inc.	67,000,000	(0.09%)	At Expiration	(609,323)
Bloomberg Copper Subindex/BCOMHG	4/14/2022	UBS AG	12,500,000	(0.12%)	At Expiration	1,314
BNP Paribas 03 Alpha Index/BNPIFMN3	4/14/2022	BNP Paribas	59,236,396	(0.12%)	At Expiration	636,267
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	4/14/2022	Merrill Lynch International Ltd.	23,815,797	—	At Expiration	23,348
Citi Commodities CUBES-D Extended Risk-Adjusted Spread Alpha Index/CICXRACI	4/14/2022	Citigroup, Inc.	31,152,810	(0.35%)	At Expiration	133,233

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Citi Commodities Gold Call Ratio Index/CICXGCCR	4/14/2022	UBS AG	12,140,000	—	At Expiration	(50,806)
Citi Commodities Term Structure Alpha II BCOM Capped/CCUDTSDN	4/14/2022	Citigroup, Inc.	39,823,822	(0.44%)	At Expiration	800,416
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/14/2022	Citigroup, Inc.	104,852,000	(0.09%)	At Expiration	510,102
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	4/14/2022	Goldman Sachs & Co.	15,557,500	(0.35%)	At Expiration	631,698
Goldman Sachs Gold Intraday Seasonality Dynamic Series 1 Excess Return Strategy/GSISGID1	4/14/2022	Goldman Sachs & Co.	63,950,000	(0.35%)	At Expiration	388,839
Goldman Sachs Gold Vol Carry Index 04/GSVLGC04	4/14/2022	Goldman Sachs & Co.	7,000,000	(0.35%)	At Expiration	113,284
JPMorgan JPDRXBA1 Index/JPDRXBA1	4/14/2022	JPMorgan Chase Securities, Inc.	99,964,017	(0.10%)	At Expiration	(39,504)
JPMorgan JPDRXDA1 Index/JPDRXDA1	4/14/2022	JPMorgan Chase Securities, Inc.	99,996,949	(0.10%)	At Expiration	(18,406)
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	4/14/2022	JPMorgan Chase Securities, Inc.	30,087,223	(0.35%)	At Expiration	148,369
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	4/14/2022	JPMorgan Chase Securities, Inc.	47,420,345	(0.35%)	At Expiration	42,554
Macquarie Commodity Product 708E/MQCP708E	4/14/2022	Macquarie Bank Ltd.	14,637,191	(1.00%)	At Expiration	186,357
Macquarie Vol Product 2CL2/VMAC2CL2	4/14/2022	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	(746,744)
Macquarie Vol Product 3GC1/VMAC3GC1	4/14/2022	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	550,775
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	4/14/2022	Merrill Lynch International Ltd.	4,036,398	(0.35%)	At Expiration	(148,402)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	4/14/2022	Goldman Sachs & Co.	60,611,968	(0.35%)	At Expiration	(744,276)
Morgan Stanley MSCBDF11 Index/MSCBDF11	4/14/2022	Morgan Stanley	5,000,000	(0.24%)	At Expiration	33,760
Morgan Stanley MSCBVB20 Index/MSCBVB20	4/14/2022	Morgan Stanley	24,990,000	(0.45%)	At Expiration	(108,573)
RBC Enhanced Commodity 21VW/RBCE21VW	4/14/2022	Royal Bank of Canada	52,852,425	(0.20%)	At Expiration	(605,520)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	4/14/2022	Royal Bank of Canada	66,101,162	(0.11%)	At Expiration	(448,754)
RBC Enhanced Commodity CC3V Index/RBCSCC3V	4/14/2022	Royal Bank of Canada	40,165,000	(0.15%)	At Expiration	(59,421)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	4/14/2022	Royal Bank of Canada	66,678,414	(0.20%)	At Expiration	(628,540)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
RBC Enhanced Commodity D03 Index/RBCADC03	4/14/2022	Royal Bank of Canada	68,587,132	(0.15%)	At Expiration	(533,562)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	4/14/2022	Royal Bank of Canada	14,813,000	(0.35%)	At Expiration	131,007
SG RBD Index/SGCORBD	4/14/2022	Societe Generale	35,338,135	(0.35%)	At Expiration	928,691
SGI Commodity Dynamic Alpha Index/SGICCODA	4/14/2022	Societe Generale	24,745,924	(0.25%)	At Expiration	259,117
SGI WTI Intraday Trend Index/SGIDTWTI	4/14/2022	Societe Generale	43,590,000	(0.20%)	At Expiration	(94,991)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	4/14/2022	Societe Generale	36,571,375	(0.17%)	At Expiration	537,312
Societe Generale Commodity Index/SGCOM11S	4/14/2022	Societe Generale	44,439,824	(0.13%)	At Expiration	(498,190)
Societe Generale M Po 3 U Index/SGCOL45E	4/14/2022	Societe Generale	43,977,040	(0.16%)	At Expiration	(314,857)
Societe Generale M Po 4 U Index/SGCOM15E	4/14/2022	Societe Generale	87,318,127	(0.18%)	At Expiration	(670,750)
UBS Custom Commodity Index/UBSIB163	4/14/2022	UBS AG	214,979,615	(0.29%)	At Expiration	(6,237,653)
Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index	BCOM	152,657,614	35.4	747,385
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	149,914,617	34.9	1,823,003
Bloomberg Gold Subindex	BCOMGC	41,643,000	9.7	(245,978)
Bloomberg Wheat Subindex	BCOMWH	(8,848,000)	2.1	728,339
Bloomberg ULS Diesel Subindex	BCOMHO	22,851,000	5.3	1,516,274
Bloomberg Natural Gas Subindex	BCOMNG	(54,045,000)	12.6	(10,806,676)
UBS Custom Commodity Index				(6,237,653)
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	4/14/2022	UBS AG	7,500,000	(0.14%)	At Expiration	(75,399)
UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	4/14/2022	UBS AG	36,200,000	(0.10%)	At Expiration	340,560
Short Positions
Bloomberg Platinum Subindex/BCOMPL	4/14/2022	Goldman Sachs & Co.	25,737,000	(0.12%)	At Expiration	1,347,105
Bloomberg Zinc Subindex/BCOMSI	4/14/2022	UBS AG	37,500,000	(1.00%)	At Expiration	(29,869)
Total net unrealized depreciation						(17,156,402)
†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2022, the Fund held $499,158,896 in the Subsidiary, representing 18.7% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$499,808,534	$—	$499,808,534
Asset-Backed (a)	—	129,912,403	—	129,912,403
Commercial Mortgage-Backed Securities	—	88,785,861	—	88,785,861
Collateralized Mortgage Obligations	—	23,891,064	2,497,678	26,388,742
Government & Agency Obligations (a)	—	1,049,785,724	—	1,049,785,724
Short-Term U.S. Treasury Obligations	—	205,862,402	—	205,862,402
Exchange-Traded Funds	11,808,000	—	—	11,808,000
Call Options Purchased	3,387,500	—	—	3,387,500
Short-Term Investments (a)	427,470,482	—	—	427,470,482
Derivatives (b)
Futures Contracts	14,557,790	—	—	14,557,790
Commodity-Linked Swap Contracts	—	12,085,823	—	12,085,823
Total	$457,223,772	$2,010,131,811	$2,497,678	$2,469,853,261
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(16,585,477)	$—	$—	$(16,585,477)
Written Options	(2,050,000)	—	—	(2,050,000)
Commodity-Linked Swap Contracts	—	(29,242,225)	—	(29,242,225)
Total	$(18,635,477)	$(29,242,225)	$—	$(47,877,702)
(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and written options, at value.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options	Swap Contracts	Futures Contracts
Commodity Contracts	$ 256,110	(17,156,402)	$ (2,027,687)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH3
R-080548-1 (1/23)